Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 916	$ (4,354)	$ (2,777)	$ (7,943)	$ (19,599)
Adjustments to profit and loss items:
Depreciation and amortization	315	329	618	650	1,272
Share-based compensation	712	252	1,331	597	1,946
Revaluation of warrants accounted at fair value	(4,990)	0	(5,923)	0	8,977
Issuance expenses of warrants through profit and loss	0	0	0	0	1,911
Revaluation of liabilities in respect of IIA grants	233	248	492	482	(132)
Revaluation of liabilities in respect of TEVA	119	135	241	272	533
Revaluation of lease liabilities	(9)	(138)	(22)	(152)	(109)
Increase (decrease) in severance pay liability, net	(10)	35	67	55	109
Net financing income	(759)	(11)	(1,005)	(11)	(74)
Un-realized foreign currency loss	120	283	466	528	525
Adjustments to profit and loss items, total	(4,269)	1,133	(3,735)	2,421	14,958
Changes in asset and liability items:
Decrease (increase) in trade receivables	(707)	(1,445)	6,115	(2,024)	(7,582)
Increase in inventories	(579)	(37)	(1,162)	(747)	(721)
Decrease in other receivables	435	205	122	330	364
Increase (decrease) in trade payables and accrued expenses	312	(272)	(1,636)	11	414
Increase (decrease) in other payables and deferred revenues	(1,359)	(484)	(1,526)	(1,367)	281
Changes in asset and liability items, total	(1,898)	(2,033)	1,913	(3,797)	(7,244)
Net cash (used in) operating activities	(5,251)	(5,254)	(4,599)	(9,319)	(11,885)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,065)	(138)	(2,570)	(298)	(555)
Interest received	577	0	879	0	74
Investment in short term bank deposits, net	(25,590)	(2,499)	(31,830)	(2,499)	0
Net cash used in investing activities	(26,078)	(2,637)	(33,521)	(2,797)	(481)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(157)	(172)	(334)	(350)	(701)
Proceeds from exercise of options
Proceeds from exercise of pre-funded warrants	0	0	0	0	10
Proceeds from (Repayment of) issuance of shares and warrants, net	(248)	(556)	24,909	9,861	38,380
Repayment of IIA grants, net	0	0	(310)	(162)	(258)
Repayment of liabilities in respect of TEVA	0	0	(417)	0	(1,667)
Net cash provided by (used in) financing activities	(405)	(728)	23,848	9,349	35,764
Exchange rate differences on cash and cash equivalent balances	(120)	(303)	(457)	(550)	(549)
Increase (decrease) in cash and cash equivalents	(31,854)	(8,922)	(14,729)	(3,317)	22,849
Balance of cash and cash equivalents at the beginning of the period	51,020	16,651	33,895	11,046	11,046
Balance of cash and cash equivalents at the end of the period	19,166	7,729	19,166	7,729	33,895
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	$ 102	$ 43	$ 154	$ 43	$ 117